Significant Accounting Policies (Details 2)	3 Months Ended	12 Months Ended
	Dec. 31, 2011 Minimum	Dec. 31, 2011 Trade Names	Dec. 31, 2011 Other intangible assets	Dec. 31, 2010 Other intangible assets	Dec. 31, 2011 Other intangible assets Minimum	Dec. 31, 2011 Other intangible assets Maximum
Other Intangible Assets
Estimated economic lives		10 years			2 years	13 years
Remaining weighted average useful life			7 years	8 years
Percentage of fair value exceeding carrying value of each reporting unit, minimum	10.00%